Leases and Restricted Cash - Capital Lease Obligations - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 22, 2014
Capital Leased Assets [Line Items]
Capitalized termination fee amount paid to the lessor in excess of the outstanding lease obligation	$ 194,255,000	$ 470,213,000	$ 39,894,000
Outstanding lease obligation	63,550,000	598,329,000
Teekay Nakilat Corporation [Member]
Capital Leased Assets [Line Items]
Ownership interest held by partnership	70.00%	70.00%
Capitalized termination fee amount paid to the lessor in excess of the outstanding lease obligation				23,100,000
Outstanding lease obligation				473,400,000
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets	2
Capital lease arrangement period, lessee	Under these capital leases, the owner has the option to require the Partnership to purchase the four vessels. The charterer, who is also the owner, also has the option to cancel the charter contracts.
Number of vessels	2
Weighted-average interest rate on lease	5.50%
Approximate capital leases future minimum payments due	73,700,000
Interest expenses included in capital lease payment obligation	10,200,000
Suezmax Tankers [Member] | Including vessels sold in the year [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets	4
RasGas II LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets				3
RasGas II LNG Carriers [Member] | Teekay Nakilat Corporation [Member]
Capital Leased Assets [Line Items]
Percentage of partnership's in joint ventures partner's share	30.00%
Tax indemnification	$ 14,400,000	$ 15,000,000